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ALLISON M. FUMAI allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 212 698 3599 Fax

November 24, 2020

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: VanEck Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,693
Investment Company Act File No. 811-10325
Amendment No. 2,697

Ladies and Gentlemen:
On behalf of VanEck Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,693 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing relates to VanEck Vectors Moody’s Analytics BBB Corporate Bond ETF (formerly, VanEck Vectors BBB Corporate ETF) (the “Fund”), a new series of the Trust, and should have no effect on the other existing series of the Trust.

The filing is being made for the purpose of: (i) incorporating comments received from the Securities and Exchange Commission staff in connection with its review of Post-Effective Amendment No. 2,671 to the Trust’s Registration Statement pursuant to Rule 485(a) on July 2, 2020; and (ii) making other non-material changes to the Registration Statement for the Fund. In connection with the filing of the Amendment to the Trust’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Amendment filed pursuant to Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b). No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stephanie Chaung at (212) 698-3827 or me at (212) 698-3526.

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai